Taxation - Summary of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate
PRC statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(9.00%)	(5.00%)	(4.00%)
Changes of valuation allowance	(16.00%)	(20.00%)	(21.00%)
Effective tax rates	0.00%	0.00%	0.00%